Stock-Based Compensation (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Option rights
Risk-free interest rate	1.37%	0.78%	1.13%
Expected life of option rights	5 years 1 month 6 days	5 years 1 month 10 days	5 years 3 months 7 days
Expected dividend yield of stock	1.32%	1.43%	1.77%
Expected volatility of stock	28.10%	27.40%	30.30%
Company's non-qualified and incentive stock option right activity for employees and nonemployee directors
Outstanding beginning of the year, Optioned Shares	6,748,126	9,857,695	10,009,385
Granted, Optioned Shares	898,728	1,089,240	1,407,259
Exercised, Optioned Shares	(1,127,942)	(4,140,822)	(1,480,058)
Forfeited, Optioned Shares	(33,278)	(57,730)	(76,354)
Expired, Optioned Shares	(1,042)	(257)	(2,537)
Outstanding end of the year, Optioned Shares	6,484,592	6,748,126	9,857,695
Exercisable at end of year, Optioned Shares	4,424,674	4,245,891	6,908,116
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Outstanding beginning of the year, Weighted- Average Exercise Price Per Share	$ 79.39	$ 60.31	$ 55.82
Granted, Weighted- Average Exercise Price Per Share	$ 179.67	$ 152.93	$ 78.72
Exercised, Weighted- Average Exercise Price Per Share	$ 61.46	$ 53.40	$ 47.15
Forfeited, Weighted- Average Exercise Price Per Share	$ 115.24	$ 78.01	$ 67.02
Expired, Weighted- Average Exercise Price Per Share	$ 79.73	$ 72.65	$ 53.65
Outstanding end of the year, Weighted- Average Exercise Price Per Share	$ 96.25	$ 79.39	$ 60.31
Exercisable at end of year, Weighted- Average Exercise Price Per Share	$ 71.86	$ 61.43	$ 54.24
Outstanding end of year, Aggregate Intrinsic Value	$ 563,554	$ 494,699	$ 287,526
Exercisable at end of year, Aggregate Intrinsic Value	$ 492,689	$ 386,484	$ 243,440